Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
FaZe Clan Inc.[Member]
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

8.      COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases certain business and residential facilities under operating lease agreements that specify minimum rentals with lease terms ranging from two to two and a half years. The Company’s rent expense for the nine months ended September 30, 2021 and 2020 was $0.9 million and $1.3 million, respectively, and is included in general and administrative expense in the condensed consolidated statement of operations. Scheduled rent increases, if any, are amortized on a straight-line basis over the lease term.

Future minimum lease payments, which include non-cancelable operating leases at September 30, 2021, are as follows:

Years ending December 31,	(in thousands)
2021 (remainder)	$621
2022	2,834
2023	2,895
2024	1,977
2025	5
Thereafter	3
Total minimum lease payment	$8,335

10.    COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases certain business and residential facilities under operating lease agreements that specify minimum rentals with lease terms ranging from two to two and a half years. The Company’s rent expense for the years ended December 31, 2020 and 2019 was $1.5 million and $2.2 million, respectively, and is included in general and administrative expense in the consolidated statement of operations. Scheduled rent increases, if any, are amortized on a straight-line basis over the lease term. Future minimum lease payments under non-cancelable operating leases having an initial or remaining term of more than one year are $0.6 million, which are scheduled to be paid in 2021.

Subsequent to December 31, 2020, the Company was made aware of a claim from Treschow-Fritzoe AS that the Company repaid the wrong party for certain funds received by the Company in 2017. The Company is in settlement discussions with Treschow-Fritzoe AS, and has determined that a settlement is reasonably possible and estimable. The Company recorded a legal accrual for $1.2 million as of December 31, 2019.